Document and Entity Information	May 01, 2023
Cover [Abstract]
Entity Registrant Name	TRACTOR SUPPLY CO /DE/
Amendment Flag	false
Entity Central Index Key	0000916365
Document Type	8-K
Document Period End Date	May 01, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-23314
Entity Tax Identification Number	13-3139732
Entity Address, Address Line One	5401 Virginia Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	440-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.008 par value
Trading Symbol	TSCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false